SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated March 30, 2017
to the Class F Prospectus (the "Prospectus") dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to FIL Investment Advisors is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Fixed Income Fund," the text relating to FIL Investment Advisors is hereby deleted.

Change in Commodity Pool Registration Status

Under the section titled "Sub-Advisers," the fourth paragraph is hereby deleted and replaced with the following:

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to certain other products not included in this prospectus. The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1089 (3/17)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated March 30, 2017
to the Class Y Prospectus (the "Prospectus") dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to FIL Investment Advisors is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Fixed Income Fund," the text relating to FIL Investment Advisors is hereby deleted.

Change in Commodity Pool Registration Status

Under the section titled "Sub-Advisers," the fourth paragraph is hereby deleted and replaced with the following:

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to certain other products not included in this prospectus. The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1090 (3/17)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated March 30, 2017
to the Statement of Additional Information (the "SAI") dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

On the cover page of the SAI, the reference to "FIL Investment Advisors" is hereby deleted.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to FIL Investment Advisors is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the text relating to "FIA" is hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1091 (3/17)